Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Expense [Abstract]
Schedule of Expenses
	30 June 2023 A$	30 June 2022 A$	30 June 2021 A$
General and administrative expenses
Accounting and audit	657,970	499,331	547,055
Bad debts	2,376	-	5,472
Consulting	23,241	226,710	126,215
Depreciation	48,662	42,606	43,662
Employee benefits	1,874,963	1,212,721	1,775,809
Expected credit losses	19,111	8,809	(30,055)
Insurance	434,699	401,121	341,202
Investor relations	194,754	38,567	38,568
Legal	233,243	520,698	205,722
Listing and share registry	152,954	164,949	292,113
Superannuation	141,539	62,647	41,964
Travel and entertainment	105,535	9,459	1,398
Share-based payment expenses - options	104,753	94,890	2,116,013
Share-based payment expenses - performance rights	122,201	-	-
Other	104,904	241,880	589,554
	4,220,905	3,524,388	6,094,692
Research and development expenses
Consulting	111,530	230,684	1,006,086
Project research and development	2,480,615	427,031	360,968
	2,592,145	657,715	1,367,054
Selling and marketing expenses
Selling	192,878	57,854	25,858
Marketing	474,926	113,472	90,652
Distribution costs	259,619	245,211	171,174
	927,423	416,537	287,684